Financial instruments by category	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category
29	Financial instruments by category
The Group holds the following financial instruments:

Financial assets	Financial assets at amortized cost RMB’million	Financial assets at fair value through profit and loss RMB’million	Financial assets at fair value through other comprehensive income RMB’million	Total RMB’million
As at December 31, 2019
Accounts receivable (Note 19)	2,198	—	—	2,198
Other receivables (Note 18)	213	—	—	213
Term deposits (Note 20(a))	7,500	—	—	7,500
Short-term investments	—	6	—	6
Cash and cash equivalents (Note 20(b))	15,426	—	—	15,426
Other investments (Note 17(b))	—	255	—	255
Financial assets at fair value through other comprehensive income (Note 17(a))	—	—	4,461	4,461

	25,337	261	4,461	30,059
As at December 31, 2020
Accounts receivable (Note 19)	2,800	—	—	2,800
Other receivables (Note 18)	411	—	—	411
Term deposits (Note 20(a))	17,811	—	—	17,811
Cash and cash equivalents (Note 20(b))	11,128	—	—	11,128
Other investments (Note 17(b))	—	386	—	386
Financial assets at fair value through other comprehensive income (Note 17(a))	—	—	9,771	9,771

	32,150	386	9,771	42,307

Financial liabilities	Liabilities at amortized cost RMB’million
As at December 31, 2019
Accounts payable	2,559
Other payables and other liabilities (note)	2,261
Lease liabilities	147

4,967

As at December 31, 2020
Notes payable (Note 24)	5,175
Accounts payable	3,701
Other payables and other liabilities (note)	2,136
Lease liabilities	321

11,333

As at December 31, 2019 and 2020, financial liabilities measured at fair value comprised contingent consideration of RMB112 million and nil, were included in other payables and other liabilities.
Note: Other payables and other liabilities exclude prepayment received from customers and others, staff costs, welfare accruals, other tax liabilities, government grant and deferred revenue.